North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.6%
	COMMUNICATION SERVICES - 4.5%
	Diversified Telecommunication Services - 2.1%
2,846	Bandwidth Inc. - Class A1	$86,946
15,370	Cogent Communications Holdings, Inc.	974,458
13,970	Iridium Communications Inc.[1]	553,072
11,910	Ooma, Inc.[1]	199,135
		1,813,611
	Interactive Media & Services - 0.2%
5,260	Yelp Inc.[1]	178,262

	Media - 1.8%
87,300	Altice USA, Inc. - Class A1	1,009,188
7,022	TechTarget, Inc.[1]	550,384
		1,559,572
	Wireless Telecommunication Services - 0.4%
25,540	Gogo Inc.[1]	363,690
2,370	Telephone and Data Systems, Inc.	41,119
		404,809
	TOTAL COMMUNICATION SERVICES	3,956,254

	CONSUMER DISCRETIONARY - 13.8%
	Auto Components - 2.7%
5,050	Fox Factory Holding Corp.[1]	596,001
1,358	Patrick Industries, Inc.	96,880
77,040	Tenneco Inc. - Class A1	1,485,331
2,791	XPEL, Inc.[1]	202,627
		2,380,839
	Hotels, Restaurants & Leisure - 1.6%
4,812	Monarch Casino & Resort, Inc.[1]	374,855
72,030	Playa Hotels & Resorts N.V.[1,2]	680,683
7,720	Ruth's Hospitality Group, Inc.	191,533
2,480	Travel + Leisure Co.	139,004
		1,386,075
	Household Durables - 2.0%
27,980	GoPro, Inc. - Class A1	240,628
8,290	Green Brick Partners, Inc.[1]	192,245
11,117	Skyline Champion Corp.[1]	747,507
20,240	Sonos, Inc.[1]	554,374
		1,734,754

	Internet & Direct Marketing Retail - 0.9%
5,390	Revolve Group, Inc.[1]	255,648
6,480	Shutterstock, Inc.	586,634
		842,282
	Leisure Products - 1.9%
14,320	Clarus Corp.	326,067
10,420	Vista Outdoor Inc.[1]	379,809
15,840	YETI Holdings, Inc.[1]	975,110
		1,680,986
	Specialty Retail - 2.4%
23,700	Leslie's, Inc.[1]	505,047
27,620	Rent-A-Center, Inc.	784,684
945	RH1	379,767
6,280	Sleep Number Corp.[1]	412,596
		2,082,094
	Textiles, Apparel & Luxury Goods - 2.3%
11,550	Crocs, Inc.[1]	967,082
1,050	Deckers Outdoor Corp.[1]	303,072
18,170	Steven Madden, Ltd.	775,132
		2,045,286
	TOTAL CONSUMER DISCRETIONARY	12,152,316

	CONSUMER STAPLES - 5.4%
	Beverages - 0.6%
6,030	MGP Ingredients, Inc.	480,048

	Food Products - 1.4%
17,510	B&G Foods Inc.	518,296
2,480	Sanderson Farms, Inc.	442,903
16,420	Vital Farms, Inc.[1]	233,985
		1,195,184
	Personal Products - 2.9%
12,868	e.l.f. Beauty, Inc.[1]	340,101
9,700	Herbalife Nutrition Ltd.[1,2]	345,126
4,630	Inter Parfums, Inc.	430,035
4,210	Medifast, Inc.	783,060
6,590	Nu Skin Enterprises, Inc. - Class A	305,710
3,980	USANA Health Sciences, Inc.[1]	350,280
		2,554,312
	Tobacco - 0.5%
14,210	Turning Point Brands, Inc.	476,319

	TOTAL CONSUMER STAPLES	4,705,863

	ENERGY - 5.2%
	Energy Equipment & Services - 1.8%
25,450	Dril-Quip, Inc.[1]	733,978
28,750	ProPetro Holding Corp.[1]	367,137
11,750	RPC, Inc.[1]	103,048
30,640	Solaris Oilfield Infrastructure, Inc. - Class A	318,656
		1,522,819
	Oil, Gas & Consumable Fuels - 3.4%
900	Arch Resources, Inc.	107,433
2,885	Brigham Minerals, Inc. - Class A	65,720
71,390	Comstock Resources, Inc.[1]	592,537
6,400	Par Pacific Holdings, Inc.[1]	87,040
6,440	PBF Energy Inc. - Class A1	107,033
24,740	Peabody Energy Corp.[1]	428,992
8,480	Renewable Energy Group Inc.[1]	521,520
5,880	SM Energy Co.	208,799
80	Texas Pacific Land Corp.	95,098
163,102	W&T Offshore, Inc.[1]	792,676
		3,006,848
	TOTAL ENERGY	4,529,667

	FINANCIALS - 13.6%
	Banks - 7.1%
13,820	Atlantic Capital Bancshares, Inc.[1]	446,939
4,610	Central Pacific Financial Corp.	134,566
3,710	Columbia Banking System, Inc.	135,897
10,615	Customers Bancorp, Inc.[1]	653,353
23,010	First BanCorp.[2]	324,901
25,660	First Commonwealth Financial Corp.	414,409
9,520	First Foundation Inc.	253,898
7,978	First Interstate BancSystem, Inc. - Class A	323,907
17,928	Hanmi Financial Corp.	468,279
5,750	National Bank Holdings Corp. - Class A	255,185
9,940	OFG Bancorp[2]	280,109
0	Old National Bancorp of Indiana	4
34,700	Pacific Premier Bancorp, Inc.	1,343,237
970	Silvergate Capital Corp. - Class A1	124,238
17,030	Tristate Capital Holdings, Inc.[1]	565,396
1,500	Univest Financial Corp.	43,470
8,730	Veritex Holdings, Inc.	354,700
1,454	Western Alliance Bancorp	136,298
		6,258,786

	Capital Markets - 2.2%
21,400	Artisan Partners Asset Management Inc. - Class A	815,554
113,400	BGC Partners, Inc. - Class A	519,372
16,950	Cowen Inc. - Class A	502,567
2,970	Donnelley Financial Solutions, Inc.[1]	95,337
		1,932,830
	Consumer Finance - 0.4%
8,170	LendingClub Corp.[1]	151,799
5,310	PROG Holdings, Inc.[1]	162,698
890	Regional Management Corp.	45,684
		360,181
	Insurance - 3.2%
17,650	American Equity Investment Life Holding Co.	665,229
13,430	Assured Guaranty Ltd.[2]	832,257
10,860	BRP Group, Inc. - Class A1	301,582
7,810	Fidelity National Financial, Inc.	372,068
1,570	First American Financial Corp.	105,253
10,650	James River Group Holdings, Ltd.[2]	283,290
21,080	Universal Insurance Holdings, Inc.	243,685
		2,803,364
	Thrifts & Mortgage Finance - 0.7%
3,050	Flagstar Bancorp, Inc.	139,019
6,930	Rocket Companies, Inc. - Class A	89,466
2,541	Walker & Dunlop, Inc.	351,548
		580,033
	TOTAL FINANCIALS	11,935,194

	HEALTH CARE - 11.8%
	Biotechnology - 3.3%
120,753	Adverum Biotechnologies, Inc.[1]	161,809
24,985	Aeglea BioTherapeutics, Inc.[1]	69,209
9,760	CareDx, Inc.[1]	374,589
2,930	Celldex Therapeutics, Inc.[1]	87,607
1,470	Cytokinetics, Inc.[1]	51,920
7,640	Dynavax Technologies Corp.[1]	93,666
5,950	Halozyme Therapeutics, Inc.[1]	211,047
20,230	Homology Medicines, Inc.[1]	70,603
8,580	ImmunoGen, Inc.[1]	48,391
7,930	Immunovant Inc.[1]	44,249
12,950	Jounce Therapeutics, Inc.[1]	96,607
31,100	Kura Oncology, Inc.[1]	493,557
10,910	Merus N.V.[1,2]	306,462
5,120	Nurix Therapeutics, Inc.[1]	82,790
38,170	Passage Bio, Inc.[1]	126,724
9,140	Sutro Biopharma, Inc.[1]	81,529
15,650	Syndax Pharmaceuticals, Inc.[1]	243,984
1,900	Travere Therapeutics, Inc.[1]	51,794
4,170	Twist Bioscience Corp.[1]	233,270
		2,929,807

	Health Care Equipment & Supplies - 3.3%
26,910	Cardiovascular Systems, Inc.[1]	566,725
12,800	Cutera, Inc.[1]	491,008
9,842	InMode Ltd.[1,2]	420,155
950	Shockwave Medical, Inc.[1]	168,368
4,630	STAAR Surgical Co.[1]	367,252
3,460	Surmodics, Inc.[1]	155,285
6,319	Tandem Diabetes Care, Inc.[1]	711,709
		2,880,502
	Health Care Providers & Services - 1.8%
5,160	AMN Healthcare Services, Inc.[1]	547,682
3,980	Community Health Systems, Inc.[1]	41,830
907	CorVel Corp.[1]	144,268
18,720	Covetrus, Inc.[1]	331,718
7,700	Cross Country Healthcare, Inc.[1]	171,941
2,970	Fulgent Genetics, Inc.[1]	185,031
4,239	Progyny, Inc.[1]	166,847
		1,589,317
	Health Care Technology - 0.9%
3,570	GoodRx Holdings, Inc. - Class A1	97,818
740	Inspire Medical Systems, Inc.[1]	180,604
25,232	NextGen Healthcare, Inc.[1]	492,781
		771,203
	Life Sciences Tools & Services - 1.7%
10,600	Berkeley Lights, Inc.[1]	81,302
4,450	Bruker Corp.	313,146
24,557	Codexis, Inc.[1]	489,421
3,300	Maravai LifeSciences Holdings, Inc. - Class A1	128,931
2,540	Medpace Holdings, Inc.[1]	388,544
10,190	Personalis, Inc.[1]	106,995
		1,508,339
	Pharmaceuticals - 0.8%
51,940	Amneal Pharmaceuticals, Inc.[1]	235,288
37,450	Antares Pharma, Inc.[1]	131,075
29,080	Endo International Plc[1,2]	90,439
12,240	Phibro Animal Health Corp. - Class A	260,712
		717,514
	TOTAL HEALTH CARE	10,396,682

	INDUSTRIALS - 20.7%
	Aerospace & Defense - 0.7%
17,140	Maxar Technologies Inc.	556,022
3,260	Triumph Group, Inc.[1]	81,630
		637,652

	Airlines - 0.8%
2,160	Allegiant Travel Co.[1]	376,034
12,350	Spirit Airlines, Inc.[1]	309,738
		685,772
	Building Products - 3.6%
7,710	Builders FirstSource, Inc.[1]	573,778
5,640	Insteel Industries, Inc.	209,301
12,860	Masco Corp.	720,674
4,800	Trex Co., Inc.[1]	440,832
14,480	UFP Industries, Inc.	1,241,660
		3,186,245
	Construction & Engineering - 0.1%
769	NV5 Global, Inc.[1]	82,475

	Electrical Equipment - 3.3%
10,170	Atkore Inc.[1]	1,034,391
12,950	Encore Wire Corp.	1,507,639
31,940	GrafTech International Ltd.	321,955
		2,863,985
	Professional Services - 5.6%
3,250	Exponent, Inc.	307,970
8,316	Heidrick & Struggles International, Inc.	355,509
1,810	Insperity, Inc.	162,809
14,709	Kforce Inc.	1,105,823
13,740	ManpowerGroup Inc.	1,460,287
4,630	Robert Half International, Inc.	556,943
8,150	TriNet Group, Inc.[1]	711,577
8,300	TrueBlue, Inc.[1]	225,760
		4,886,678
	Road & Rail - 0.6%
2,320	Landstar System, Inc.	358,231
490	Saia, Inc.[1]	140,743
		498,974
	Trading Companies & Distributors - 6.0%
4,975	BlueLinx[1]	444,665
3,140	Boise Cascade Co.	251,012
17,710	GMS Inc.[1]	960,767
10,200	H&E Equipment Services, Inc.	425,952
6,873	McGrath RentCorp	558,637
10,150	NOW, Inc.[1]	94,801
18,260	Textainer Group Holdings Ltd.[2]	648,413
35,190	Univar Solutions Inc.[1]	1,080,685
7,870	Veritiv Corp.[1]	843,428
		5,308,360
	TOTAL INDUSTRIALS	18,150,141

	INFORMATION TECHNOLOGY - 18.1%
	Communications Equipment - 0.6%
14,700	Radware Ltd.[1,2]	505,827

	Electronic Equipment, Instruments & Components - 1.6%
28,920	Arlo Technologies, Inc.[1]	268,378
20,820	Avnet, Inc.	875,897
2,270	Fabrinet[1,2]	227,295
		1,371,570
	IT Services - 2.3%
4,660	BigCommerce Holdings, Inc.[1]	120,694
4,720	ExlService Holdings Inc.[1]	570,129
3,060	GoDaddy, Inc. - Class A1	255,234
25,850	LiveRamp Holdings, Inc.[1]	1,115,686
		2,061,743
	Semiconductors & Semiconductor Equipment - 3.0%
530	Ambarella, Inc.[1,2]	74,047
8,200	Camtek Ltd.[1,2]	269,288
6,160	Cirrus Logic, Inc.[1]	535,119
20,610	Magnachip Semiconductor Corp.[1]	375,102
6,450	Power Integrations, Inc.	580,500
3,830	Sitime Corp.[1]	774,196
		2,608,252
	Software - 7.4%
49,050	A10 Networks Inc.	698,472
1,730	Alarm.com Holdings, Inc.[1]	113,886
24,740	Avaya Holdings Corp.[1]	340,670
13,628	CommVault Systems, Inc.[1]	857,337
8,500	Dolby Laboratories Inc. - Class A	638,350
4,180	Domo, Inc. - Class B1	186,010
59,380	Dropbox, Inc. - Class A1	1,347,332
5,050	Manhattan Associates, Inc.[1]	675,084
21,493	Nutanix, Inc. - Class A1	573,863
15,910	Tenable Holdings, Inc.[1]	880,778
4,530	Vertex, Inc. - Class A1	63,103
23,180	Yext, Inc.[1]	171,996
		6,546,881
	Technology Hardware, Storage & Peripherals - 3.2%
25,070	Avid Technology, Inc.[1]	788,702
39,960	Pure Storage, Inc. - Class A1	1,036,562
25,530	Super Micro Computer, Inc.[1]	1,003,074
		2,828,338
	TOTAL INFORMATION TECHNOLOGY	15,922,611

	MATERIALS - 1.1%
	Chemicals - 0.7%
28,710	Amyris, Inc.[1]	130,918
3,890	LSB Industries, Inc.[1]	67,297
26,260	Orion Engineered Carbons S.A.[2]	408,080
		606,295
	Metals & Mining - 0.4%
15,940	Coeur Mining, Inc.[1]	68,542
8,270	Warrior Met Coal, Inc.	260,505
		329,047
	TOTAL MATERIALS	935,342

	UTILITIES - 0.4%
	Water Utilities - 0.4%
4,000	American States Water Co.	336,640
	TOTAL UTILITIES	336,640

	TOTAL COMMON STOCKS
	(Cost $86,708,057)	83,020,710

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.7%
1,920	Centerspace	180,461
9,241	Community Healthcare Trust, Inc.	385,350
8,450	Essential Properties Realty Trust, Inc.	213,616
41,584	Hersha Hospitality Trust[1]	383,820
6,185	National Storage Affiliates Trust	360,400
19,920	OUTFRONT Media Inc.	531,864
46,220	RPT Realty	598,549
2,090	Safehold Inc.	128,242
7,890	Terreno Realty Corp.	542,753
9,310	Whitestone REIT	109,672
5,940	AssetMark Financial Holdings, Inc.[1]	139,530
4,090	NexPoint Residential Trust, Inc.	347,527
8,140	Retail Opportunity Investments Corp.	147,823
650	Life Storage, Inc.	82,284
	TOTAL REITS
	(Cost $4,302,480)	4,151,891

	SHORT-TERM INVESTMENT - 0.6%
479,055	First American Treasury Obligations Fund - Class X, 0.01%[2]	479,055
	TOTAL SHORT-TERM INVESTMENT
	(Cost $479,055)	479,055

TOTAL INVESTMENTS - 99.9%
(Cost $91,489,592)	87,651,656
Other Assets in Excess of Liabilities - 0.1%	121,637
TOTAL NET ASSETS - 100.0%	$87,773,293

PLC - Public Limited Company

*	Non-Income producing security
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	20.7%
Information Technology	18.1%
Consumer Discretionary	13.8%
Financials	13.6%
Health Care	11.8%
Consumer Staples	5.4%
Energy	5.2%
Communication Services	4.5%
Materials	1.1%
Utilities	0.4%
Total Common Stocks	94.6%
REITs	4.7%
Short-Term Investment	0.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

North Square Dynamic Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$83,020,710	$-	$-	$83,020,710
REITs	4,151,891	-	-	4,151,891
Short-Term Investment	479,055	-	-	479,055
Total Investments	$87,651,656	$-	$-	$87,651,656

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.